Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Financial Assets at Fair Value Through Profit or Loss and Financial Investments (Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	₩ 64,935,344	$ 51,528,626	₩ 66,005,815
Financial Investments [Abstract]
Financial investments	116,588,575	$ 92,517,398	104,847,871
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	64,935,344		66,005,815
Financial assets at fair value through profit or loss | Government and public bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	8,405,662		8,294,084
Financial assets at fair value through profit or loss | Financial bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	12,121,116		16,887,594
Financial assets at fair value through profit or loss | Corporate bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	4,289,284		5,433,010
Financial assets at fair value through profit or loss | Asset-backed securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	164,543		197,865
Financial assets at fair value through profit or loss | Beneficiary certificates
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	18,320,226		15,849,129
Financial assets at fair value through profit or loss | Derivatives linked securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	1,713,779		1,543,188
Financial assets at fair value through profit or loss | Other debt securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	16,773,117		14,797,822
Financial assets at fair value through profit or loss | Other due from financial institutions
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	69,469		200,742
Financial assets at fair value through profit or loss | Others
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	90,006		113,622
Financial assets at fair value through profit or loss | Stocks
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	1,880,611		1,804,507
Financial assets at fair value through profit or loss | Other equity securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	613,969		614,956
Financial assets at fair value through profit or loss | Privately placed bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	158,731		230,006
Financial assets at fair value through profit or loss | Other loans
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	334,831		39,290
Financial assets at fair value through other comprehensive income
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	58,299,841		60,376,243
Financial assets at fair value through other comprehensive income | Government and public bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	15,974,281		14,317,477
Financial assets at fair value through other comprehensive income | Financial bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	20,632,077		21,928,735
Financial assets at fair value through other comprehensive income | Corporate bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	18,282,144		18,986,005
Financial assets at fair value through other comprehensive income | Asset-backed securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	436,840		996,428
Financial assets at fair value through other comprehensive income | Other debt securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	284,977		30,866
Financial assets at fair value through other comprehensive income | Stocks
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	1,907,737		3,588,415
Financial assets at fair value through other comprehensive income | Equity investments
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	17,096		27,211
Financial assets at fair value through other comprehensive income | Other equity securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	401,545		187,502
Financial assets at fair value through other comprehensive income | Privately placed bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	363,144		299,634
Financial assets at fair value through other comprehensive income | Other loans
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	0		13,970
Financial assets at amortized cost
Financial Investments [Abstract]
Financial assets at amortized cost	58,288,734		44,471,628
Financial assets at amortized cost | Government and public bonds
Financial Investments [Abstract]
Financial assets at amortized cost	23,180,348		21,447,622
Financial assets at amortized cost | Financial bonds
Financial Investments [Abstract]
Financial assets at amortized cost	11,325,479		3,850,954
Financial assets at amortized cost | Corporate bonds
Financial Investments [Abstract]
Financial assets at amortized cost	15,770,225		12,246,441
Financial assets at amortized cost | Asset-backed securities
Financial Investments [Abstract]
Financial assets at amortized cost	7,654,857		6,899,675
Financial assets at amortized cost | Other debt securities
Financial Investments [Abstract]
Financial assets at amortized cost	363,985		31,105
Financial assets at amortized cost | Allowances for credit losses
Financial Investments [Abstract]
Financial assets at amortized cost	₩ (6,160)		₩ (4,169)